Performance Management	May 28, 2026
Potomac Managed Volatility Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Class R Shares of the Fund are a new class of shares for which performance information is not available, therefore, the bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Class R Shares of the Fund would have different returns from the Institutional Shares because, although the shares are invested in the same portfolio of securities, Class R Shares have different expenses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]	For the period January 1, 2026 through March 31, 2026, the total return for the Fund was 0.81%. Best Quarter (9/30/2022) +5.59% Worst Quarter (3/31/2022) -3.86%
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

The S&P Target Risk Conservative Index is designed to measure the performance of conservative stock-bond allocations to fixed income, seeking to produce a current income stream and avoid excessive volatility of returns. Equities are included to protect long-term purchasing power. The index is made up of 70% fixed income and 30% equities.

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Potomac Managed Volatility Fund | Class R Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	total return for the Fund
Bar Chart, Year to Date Return	0.81%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.59%
Highest Quarterly Return, Date	Sep. 30, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.86%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Potomac Tactical Rotation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Class R Shares of the Fund are a new class of shares for which performance information is not available, therefore, the bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Class R Shares of the Fund would have different returns from the Institutional Shares because, although the shares are invested in the same portfolio of securities, Class R Shares have different expenses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]	For the period January 1, 2026 through March 31, 2026, the total return for the Fund was 2.50%. Best Quarter (3/31/2021) +7.08% Worst Quarter (3/31/2022) -7.36%
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities. The index is made up of 60% fixed income and 40% equities.

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Potomac Tactical Rotation Fund | Class R Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	total return for the Fund
Bar Chart, Year to Date Return	2.50%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.08%
Highest Quarterly Return, Date	Mar. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.36%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Potomac Tactical Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Class R Shares of the Fund are a new class of shares for which performance information is not available, therefore, the bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Class R Shares of the Fund would have different returns from the Institutional Shares because, although the shares are invested in the same portfolio of securities, Class R Shares have different expenses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]	For the period January 1, 2026 through March 31, 2026, the total return for the Fund was 1.00%. Best Quarter (3/31/2023 ) +15.35% Worst Quarter (3/31/2022) -18.26%
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

The S&P Target Risk Balanced Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk. The index is made up of 60% equities and 40% fixed income.

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts.

Potomac Tactical Opportunities Fund | Class R Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	total return for the Fund
Bar Chart, Year to Date Return	1.00%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	15.35%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.26%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Potomac Defensive Bull Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Class R Shares of the Fund are a new class of shares for which performance information is not available, therefore, the bar chart and table that follow illustrate annual returns for Institutional Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Class R Shares of the Fund would have different returns from the Institutional Shares because, although the shares are invested in the same portfolio of securities, Class R Shares have different expenses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart Closing [Text Block]	For the period January 1, 2026 through March 31, 2026, the total return for the Fund was 1.84%. Best Quarter (3/31/2023) +19.51% Worst Quarter (3/31/2022 ) -21.09%
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/25
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]

The S&P Target Risk Aggressive Index is designed to measure the performance of aggressive stock-bond allocations to equities, seeking to maximize opportunities for long-term capital accumulation. It may include small allocations to fixed income to enhance portfolio efficiency. The index is made up of 80% equities and 20% fixed income.

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Potomac Defensive Bull Fund | Class R Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	total return for the Fund
Bar Chart, Year to Date Return	1.84%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	19.51%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(21.09%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Potomac Tactically Passive Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund does not have a full calendar year of performance history. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.